2

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:

           Dreyfus BASIC U.S. Government Money Market Fund
           200 Park Avenue

           New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.       Investment Company Act File Number:  811-6606

         Securities Act File Number:  33-46503

4(a).    Last day of fiscal year for which this notice is filed:

                  February 28, 2002

4(b).    [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    [   ] Check box if this is the last time the issuer will be filing this
         Form.

5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal
               year pursuant to section 24(f):                   $667,506,283.51
                                                                 ---------------

               (ii)  Aggregate price of securities redeemed or repurchased
                     during the fiscal year:                     $737,675,156.70
                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or   $505,268,600.42
                     repurchased during any prior fiscal year    ---------------
                     ending no earlier than October 11, 1995
                     that were not previously used to reduce
                     registration fees payable to the Commission:

               (iv)  Total available redemption credits [add  -$1,242,943,757.12
                      Items 5(ii) and 5(iii):                    --------------

                (v)  Net Sales - if Item 5(I) is greater than     $
                     Item 5(iv) [subtract Item 5(iv) from        ---------------
                     Item 5(i)]:

               (vi)  Redemption credits available for use in   $(575,437,473.61)
                     future years -- if Item 5(i) is less than  ---------------
                     Item 5(iv) [subtract Item 5(iv) from
                     Item 5(I)]:

              (vii)  Multiplier for determining registration        x   .000092
                     fee (See Instruction C.9):                   --------------

             (viii)  Registration fee due (multiply Item 5(v)       =$     0.00
                     by Item 5(vii) (enter "0" if no fee is due): ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A

                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$    0.00

                                                                  =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:


                                    [  X  ]  Wire Transfer
                                    [     ]  Mail or other means



                                   SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

         By (Signature and Title)*
                                            /s/ John B. Hammalian
                                            ------------------------------------
                                            John B. Hammalian, Secretary

         Date:  May 7, 2002

* Please print the name and title of the signing officer below the signature.